As filed with the Securities and Exchange Commission on October 1, 2003

Registration No. 333-61135

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

SEC File No. 811-5563

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 19	☒

and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒

FOR REGISTRATION UNDER THE SECURITIES ACT

OF 1933 OF SECURITIES OF UNIT INVESTMENT

TRUSTS REGISTERED ON FORM N-8B-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF

PACIFIC LIFE INSURANCE COMPANY

(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY

(Name of Depositor)

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Address of Depositor’s Principal Executive Office)

(949) 219-3743

(Depositor’s Telephone Number, including Area Code)

Diane N. Ledger

Vice President

Pacific Life Insurance Company

700 Newport Center Drive

P.O. Box 9000

Newport Beach, California 92660

(Name and Address of Agent for Service of Process)

Copies to:

Jeffrey S. Puretz, Esq.

Dechert

1775 Eye Street, N.W.

Washington, D.C. 20006-2401

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)

☐	on pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

If appropriate, check the following box:

☐	This post-effective amendment designates a new date for a previously filed post-effective amendment.

Title of securities being registered: interests in the Separate Account under M’s Versatile Product Flexible Premium Variable Life Insurance Policies.

Filing fee:  None

PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

(Included in Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-6, Accession No. 0001017062-03-000982, as filed on April 29, 2003, and incorporated by reference herein.)

Supplement dated October 1, 2003 to Prospectus dated May 1, 2003 for

M’s Versatile Product Flexible Premium Variable Life Insurance Policies (the “policies”)

Issued by Pacific Life Insurance Company

Effective October 20, 2003, the policy is available to insure the life of one person who is age 90 or younger at the time you apply for your policy, and who has given us satisfactory evidence of insurability.

Terms used in this supplement to prospectus have the same meanings as in the prospectus.

Fee tables: Periodic charges other than Pacific Select Fund operating expenses is revised	The chart in Fee tables: Periodic charges other than Pacific Select Fund operating expenses is replaced with the chart appearing on pages 3 and 4 of this supplement.

M’s Versatile Product basics: Owners, person insured by the policy, and beneficiaries is revised

The first sentence of Person insured by the policy is replaced:

This policy insures the life of one person who is age 90 or younger at the time you apply for your policy, and who has given us satisfactory evidence of insurability.

Your policy’s accumulated value: Monthly deductions is revised

The first three paragraphs of Cost of insurance: Choosing a guaranteed period are replaced:

Our current cost of insurance rates are not guaranteed. You may choose a guaranteed period during which we’ll guarantee our current cost of insurance rates.

If the insured is age 65 or younger and in our standard risk class when the policy is issued, you may choose a ten-year guaranteed period. If the insured is between the ages of 65 and 86, or is not in our standard risk class, you may choose a five-year guaranteed period. For insureds age 86 and older, you may choose a two-year guaranteed period. You can only do this when the policy is issued and you cannot change the guaranteed period later.

If you increase the face amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the policy was issued. This will be effective on the day of the increase. However, if the insured is between ages 65 and 86, or no longer qualifies for our standard risk class on the day of the increase, you’ll receive the five-year guaranteed period. For insureds age 86 and older on the day of the increase, you’ll receive the two-year guaranteed period.

Appendix A is revised	The following line is added to the Mortality and expense risk face amount charge: Rates per $1,000 of coverage amount table:

	Death Benefit Option A or C						Death Benefit Option B

	Nonsmoker			Smoker			Nonsmoker			Smoker

Issue Age	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex

90	1.188	1.123	1.162	1.222	1.141	1.223	1.188	1.123	1.162	1.222	1.141	1.223

The last line of Issue Age in the Nonstandard table factors chart is replaced with: “65 – 90”.

Appendix B is revised	The following line is added to the Surrender charge: Current rates per $1,000 of coverage segment table:

	Death Benefit Option A or C						Death Benefit Option B

	Nonsmoker			Smoker			Nonsmoker			Smoker

Issue Age	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex	Male	Female	Unisex

90	3.43	2.91	3.32	3.43	3.06	3.43	3.43	2.91	3.32	3.43	3.06	3.43

2

Periodic charges other than Pacific Select Fund operating expenses

This table describes the fees and expenses that you will pay periodically during the time you own the policy, not including portfolio fees and expenses.

Charge	When charge is deducted	Amount deducted— Maximum Guaranteed Charge	Amount deducted— Current Charges

Cost of Insurance[1,2]
Minimum and maximum	Monthly, beginning on policy date	$0.03—$83.34 per $1,000 of a discounted net amount at risk*	$0.03—$21.68 per $1,000 of a discounted net amount at risk

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.07 per $1,000 of a discounted net amount at risk	Same

Administrative charge[2]	Monthly, beginning on policy date	$7.50	Same

Mortality and expense risk
Face amount charge[3] Minimum and maximum	Monthly for 10 years, beginning effective date of each coverage segment	$0.06—$1.23 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.36 per $1,000 of coverage segment	Same

Asset charge[2]	Monthly, beginning on policy date	0.45% annually (0.0375% monthly) of first $25,000 of accumulated value in investment options, plus 0.05% annually (0.0042% monthly) of accumulated value in excess of $25,000 in investment options	Same

Loan interest charge	Policy anniversary	3.25% of policy’s loan account balance annually[4]	Same

Optional Benefits, minimum and maximum[5]

Accidental death rider	Monthly, beginning on policy date	$0.05—$0.18 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.10 per $1,000 of coverage segment	Same

Children’s term rider	Monthly, beginning on policy date	$0.75 per $1,000 of coverage segment	Same

Annual renewable term rider
Cost of insurance	Monthly, beginning on policy date	$0.06—$83.34 per $1,000 of a discounted net amount of risk	$0.03—$22.92 per $1,000 of a discounted net amount of risk

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.38 per $1,000 of a discounted net amount at risk	$0.07 per $1,000 of a discounted net amount at risk

Mortality and expense risk face amount charge	Monthly, beginning on policy date	$0.06—$1.23 per $1,000 of coverage segment	$0

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.36 per $1,000 of coverage segment	$0

Annual renewable and convertible term rider	Monthly, beginning on policy date	$0.06—$83.34 per $1,000 of a discounted net amount at risk	$0.03—$22.92 per $1,000 of a discounted net amount at risk

Charge during policy year 1 for a female preferred non-smoker who is age 45 at policy issue		$0.30 per $1,000 of a discounted net amount at risk	$0.05 per $1,000 of a discounted net amount at risk

3

FEE TABLES

Charge	When charge is deducted	Amount deducted— Maximum Guaranteed Charge	Amount deducted— Current Charges

Accounting benefit rider
Cost of insurance	Monthly, beginning on policy date	$0.03—$83.34 per $1,000 of a discounted net amount of risk	$0.03—$21.68 per $1,000 of a discounted net amount at risk

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.07 per $1,000 of a discounted net amount at risk	$0.07 per $1,000 of a discounted net amount at risk

Mortality and expense risk face amount charge	Monthly, beginning on policy date	$0—$4.70 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue[6]		$0 per $1,000 of coverage segment	Same

Guaranteed insurability rider	Monthly, beginning on policy date	$0.10—$0.29 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 35 at policy issue[7]		$0.28 per $1,000 of coverage segment	Same

Waiver of charges rider	Monthly, beginning on policy date	$0.04—$0.55 per $1,000 of coverage segment	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.07 per $1,000 of coverage segment	Same

Disability benefit rider	Monthly, beginning on policy date	$0.40—$1.00 per $10 of monthly benefit	Same

Charge during policy year 1 for a male non-smoker who is age 45 at policy issue		$0.45 per $10 of monthly benefit	Same

*	Net amount at risk is the difference between the death benefit that would be payable if the insured died and the accumulated value of your policy. At the beginning of each policy month, we divide the death benefit that would be payable under your policy by 1.002466, and then we subtract your policy’s accumulated value before monthly charges are taken from this amount. The result is your policy’s discounted net amount at risk used in cost of insurance calculations.

[1]	Cost of insurance rates apply uniformly to all members of the same class. Class is determined by a number of factors, including the age, risk classification, smoking status and gender (unless unisex rates are required) of the insured, and the policy date and duration. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your policy’s specifications page will indicate the guaranteed cost of insurance charge applicable to your policy, and more detailed information concerning your cost of insurance charges is available on request from your registered representative or us. Also, before you purchase the policy, you may request personalized illustrations of your future benefits under the policy based upon the insured’s class, the death benefit option, face amount, planned periodic premiums, and any riders requested. Cost of insurance rates for your policy will be stated in the policy specifications pages and calculated per $1.00 of coverage.

[2]	When the insured reaches age 100, this charge is reduced to zero—in other words, you no longer pay any charge.

[3]	A sample of our mortality and expense risk face amount charges per $1,000 of coverage segment appears as Appendix A in this prospectus. The rate is based on the age and risk classification of the insured and the face amount on the policy date. It also varies with the death benefit option you choose. Each coverage segment will have a corresponding face amount charge related to the amount of the increase, based on the age and risk classification of the insured at the time of the increase. The mortality and expense risk face amount charges shown in the table may not be typical of the charges you will pay.

[4]	Interest owing on the amount you borrow accrues daily at the annual rate. Interest accrued during a policy year is due on your policy anniversary. If you do not pay interest when due, we transfer an amount equal to the interest that was due from your accumulated value and add it to your loan. Loan interest not paid begins accruing interest on the day it is due.

[5]	Riders are briefly described under The death benefit: Optional riders and more information appears in the SAI. Except for the Childrens term rider, rider charges are based on the age and risk classification of the person insured under the rider on the effective date of the rider. The rider charges shown in the table may not be typical of the charges you will pay.

[6]	The Accounting benefit rider mortality and expense risk face amount charge for this sample policy is $0/month per $1,000 of coverage segment in policy year 1, and the charge/month per $1,000 increases as follows: $0.09 in policy year 2; $0.17 in policy year 3; $0.25 in policy year 4; $0.33 in policy year 5; $0.41 in policy year 6; $0.50 in policy year 7; $0.58 in policy year 9; and $0.74 in policy year 10. The guaranteed charge reduces to $0.17/month in policy year 11 and thereafter. We currently charge $0 in policy year 11 and thereafter.

[7]	Guaranteed insurability rider is only available to insureds age 37 and under at policy issue.

Form # 15-25435-00

4

Supplement dated October 1, 2003 to the Statement of Additional Information

dated May 1, 2003 for M’s Versatile Product

Flexible Premium Variable Life Insurance Policies (the “policy”)

Issued by Pacific Life Insurance Company

The second sentence under MORE ON THE OPTIONAL RIDERS: Annual renewable term rider is replaced with:

The rider is available for insureds age 90 or younger at the time of rider issue.

Form No. 15-25438-00

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C.    OTHER INFORMATION

Item 27.    Exhibits

(1)	(a)	Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993. [1]

	(b)	Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws. [1]

(2)	Inapplicable

(3)	(a)	Distribution Agreement Between Pacific Life Insurance Company and Pacific Mutual Distributors, Inc. (formerly known as Pacific Equities Network)[1]

	(b)	Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers [2]

(4)	(a)	Flexible Premium Variable Life Insurance Policy [1]

	(b)	Annual Renewable Term Rider (form R98-ART) [1]

	(c)	Accounting Benefit Rider (form R98-ABR) [1]

	(d)	Accelerated Living Benefit Rider (form R92-ABR) [1]

	(e)	Spouse Term Rider (form R98-SPT) [1]

	(f)	Children’s Term Rider (form R84-CT) [1]

	(g)	Waiver of Charges (form R98-WC) [2]

	(h)	Accidental Death Benefit (form R84-AD) [1]

	(i)	Guaranteed Insurability Rider (form R84-GI) [1]

	(j)	Disability Benefit Rider (form R84-DB) [1]

	(k)	M&E Risk Charge Endorsement [4]

	(l)	Endorsement (E9852T) [4]

	(m)	Estate Tax Repeal Rider [5]

	(n)	Waiver of Charges (form R98-WC) [8]

	(o)	Guaranteed Insurability Rider (form R84-GI) [8]

(5)	Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire [5]

(6)	(a)	Bylaws of Pacific Life Insurance Company [1]

	(b)	Articles of Incorporation of Pacific Life Insurance Company [1]

(7)	Form of Reinsurance Contract

(8)	(a)	Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund [3]

	(b)	M Fund, Inc. Participation Agreement with Pacific Life Insurance Company [3]

	(c)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 8/14/00 [5]

	(d)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund 12/22/00 [5]

	(e)	Addendum to Participation Agreement with M Fund Inc. 8/7/00 [5]

	(f)	Addendum to Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund dated 1/1/02 [7]

	(g)	Addendum to Participation Agreement with M Fund Inc. dated 12/11/01 [6]

	(h)	Addendum to Participation Agreement with M Fund Inc. dated 1/2/02 [7]

	(i)	M Fund, Inc. Participation Agreement with Pacific Life Insurance Company [8]

(9)	Inapplicable

(10)	Inapplicable

(11)	Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered [1]

(12)	Inapplicable

(13)	Inapplicable

(14)	(a)	Consent of Deloitte & Touche LLP [8]

	(b)	Consent of Dechert [1]

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum Describing Issuance, Transfer and Redemption Procedures [1]

(18)	Power of Attorney [7]

[1]	Filed as part of Registration Statement on Form S-6 via EDGAR on August 10, 1998, File No. 333-61135, Accession Number 0001017062-98-001706.

[2]	Filed as part of Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 via EDGAR on November 19, 1999, File No. 333-61135, Accession Number 0001017062-98-002349.

[3]	Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form S-6 via EDGAR on February 29, 2000, File No. 333-61135, Accession Number 0001017062-00-000579.

[4]	Filed as part of Post-Effective Amendment No. 8 to the Registration Statement on Form S-6 via EDGAR on December 1, 2000, File No. 333-61135, Accession Number 0001017062-00-002423.

[5]	Filed as part of Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 via EDGAR on April 26, 2001, File No. 333-61135, Accession Number 0001017062-01-500099.

[6]	Filed as part of Post-Effective Amendment No. 12 to the Registration Statement on Form S-6 via EDGAR on December 28, 2001, File No. 333-61135, Accession Number 0001017062-01-500992.

[7]	Filed as part of Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 via EDGAR on April 30, 2002, File No. 333-61135, Accession Number 0001017062-02-000841.

[8]	Filed as part of Post-Effective Amendment No. 18 to the Registration Statement on Form N-6 via EDGAR on April 29, 2003, File No. 333-61135, Accession Number 0001017062-03-000982.

Item 28.    Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life
Thomas C. Sutton	Director, Chairman of the Board, and Chief Executive Officer
Glenn S. Schafer	Director and President
Khanh T. Tran	Director, Executive Vice President and Chief Financial Officer
David R. Carmichael	Director, Senior Vice President and General Counsel
Audrey L. Milfs	Director, Vice President and Corporate Secretary
Brian D. Klemens	Vice President and Treasurer
Edward R. Byrd	Vice President and Controller
James T. Morris	Executive Vice President

The address for each of the persons listed above is as follows:

700 Newport Center Drive

Newport Beach, California 92660

Item 29.    Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account.

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES

LEGAL STRUCTURE

Pacific Life is a California Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company) which is, in turn, 98% owned by Pacific Mutual Holding Company (a California Mutual Holding Company). Other subsidiaries of Pacific LifeCorp are: an 86% ownership of Aviation Capital Group Holding Corp. (a Delaware Corporation); College Savings Bank (a New Jersey Chartered Capital Stock Savings Bank) and its subsidiary College Savings Trust (a Montana Chartered Uninsured Trust Company); an 80% ownership of M.L. Stern & Co., LLC (a Delaware Limited Liability Company) and its subsidiary Tower Asset Management, LLC (a Delaware Limited Liability Company); Pacific Asset Funding, LLC (a Delaware Limited Liability Company) and its subsidiaries PL Trading Company, LLC (a Delaware Limited Liability Company) and Pacific Life Trade Services, Limited (a Hong Kong Limited Corporation); and Pacific Life & Annuity Services, Inc. (a Colorado Corporation). A Subsidiary of Aviation Capital Group Holding Corp., is Aviation Capital Group Corp. (a Delaware Corporation), which in turn, is the parent of: ACG Acquisition V Corporation (a Delaware Corporation); a 50% ownership of ACG Acquisition VI LLC (a Nevada Limited Liability Company); a 33% ownership of ACG Acquisition IX LLC; ACG Acquisition XXV LLC and its subsidiaries ACG Acquisition 37-38 LLCS and ACG Acquisition Ireland II, Limited (an Irish Corporation); ACG Acquisition XXVI LLC; and ACG Acquisition XXVII LLC. Subsidiaries of ACG Acquisition VI LLC are: a 34% ownership of ACG Acquisition VIII LLC; a 20% ownership of ACG Acquisition XIV LLC; and a 20% ownership of ACG Acquisition XIX LLC, which in turn owns ACG Acquisition XIX Holding LLC, which owns Aviation Capital Group Trust. Subsidiaries of Aviation Capital Group Trust are: ACG Acquisition XV LLC; ACG Acquisition XX LLC and its subsidiary ACG Acquisition Ireland, Limited (an Irish Corporation); and ACG Acquisition XXI, LLC. ACG Acquisition XXVII LLC owns 50% of ACG Acquisition XXVIII LLC, which owns ACG Acquisition XXIX LLC. Subsidiaries of ACG Acquisition XXIX LLC are: ACG Acquisition XXX LLC; ACG Acquisition 35 Corporation (a Delaware Corporation); ACG Acquisition 32-34, 36-39 LLCs; and ACGFS, Inc. (a Delaware Corporation). Pacific Life is the parent company of: Pacific Life & Annuity Company (an Arizona Stock Life Insurance Company); Pacific Select Distributors, Inc.; Pacific Asset Management LLC (a Delaware Limited Liability Company); Confederation Life Insurance and Annuity Company (a Georgia Company); a 17% ownership of Scottish Annuity & Life Holdings, Ltd. [(a Cayman Islands Holding Company) abbreviated structure]; a 95% ownership of Grayhawk Golf Holdings, LLC (a Delaware Limited Liability Company), and its subsidiary Grayhawk Golf L.L.C. (an Arizona Limited Liability Company); a 67% ownership of Pacific Mezzanine Associates, L.L.C. (a Delaware Limited Liability Company) and its subsidiary Pacific Mezzanine Investors, L.L.C., (a Delaware Limited Liability Company) who is the sole general partner of the PMI Mezzanine Fund, L.P. (a Delaware Limited Partnership); Las Vegas Golf I, LLC (a Delaware Limited Liability Company); Las Vegas Golf II, LLC (a Delaware Limited Liability Company); and North Carolina Property, LLC (a Delaware Limited Liability Company). Subsidiaries of Pacific Asset Management LLC are: a 21% ownership of Carson-Pacific LLC (a Delaware Limited Liability Company); PMRealty Advisors Inc.; a non-managing membership interest in Allianz-PacLife Partners LLC (a Delaware Limited Liability Company); and Pacific Financial Products Inc. (a Delaware Corporation). Allianz-PacLife Partners LLC and Pacific Financial Products, Inc., own the Class E units of Allianz Dresdner Asset Management of America L.P. (a Delaware Limited Partnership). Subsidiaries of Pacific Select Distributors, Inc., include: Associated Financial Group, Inc., Mutual Service Corporation (a Michigan Corporation), United Planners’ Group, Inc. (an Arizona Corporation), and a 62% ownership of Waterstone Financial Group, Inc. (an Illinois Corporation). Subsidiaries of Associated Financial Group, Inc., are Associated Planners Investment Advisory, Inc., Associated Securities Corp., West Coast Realty Management, Inc., Associated Planners Securities Corporation of Nevada, Inc. (a Nevada Corporation), and West Coast Realty Advisors, Inc. Subsidiaries of Mutual Service Corporation are Advisors’ Mutual Service Center, Inc. (a Michigan Corporation) and Contemporary Financial Solutions, Inc. (a Delaware Corporation). United Planners’ Group, Inc. is the general partner and holds an approximate 45% general partnership interest in United Planners’ Financial Services of America (an Arizona Limited Partnership). Subsidiaries of United Planners’ Financial Services of America are UPFSA Insurance Agency of Arizona, Inc. (an Arizona Corporation), UPFSA Insurance Agency of California, Inc., United Planners Insurance Agency of Massachusetts, Inc. (a Massachusetts Corporation). All corporations are 100% owned unless otherwise indicated. All entities are California corporations unless otherwise indicated.

Item 30.    Indemnification

(a)	The Distribution Agreement between Pacific Life and Pacific Select Distributors, Inc. (PSD) provides substantially as follows:

Pacific Life hereby agrees to indemnify and hold harmless PSD and its officers and directors, and employees for any expenses (including legal expenses), losses, claims, damages, or liabilities incurred by reason of any untrue or alleged untrue statement or representation of a material fact or any omission or alleged omission to state a material fact required to be stated to make other statements not misleading, if made in reliance on any prospectus, registration statement, post-effective amendment thereof, or sales materials supplied or approved by Pacific Life or the Separate Account. Pacific Life shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim. However, in no case shall Pacific Life be required to indemnify for any expenses, losses, claims, damages, or liabilities which have resulted from the willful misfeasance, bad faith, negligence, misconduct, or wrongful act of PSD.

PSD hereby agrees to indemnify and hold harmless Pacific Life, its officers, directors, and employees, and the Separate Account for any expenses, losses, claims, damages, or liabilities arising out of or based upon any of the following in connection with the offer or sale of the contracts: (1) except for such statements made in reliance on any prospectus, registration statement or sales material supplied or approved by Pacific Life or the Separate Account, any untrue or alleged untrue statement or representation is made; (2) any failure to deliver a currently effective prospectus; (3) the use of any unauthorized sales literature by any officer, employee or agent of PSD or Broker; (4) any willful misfeasance, bad faith, negligence, misconduct or wrongful act. PSD shall reimburse each such person for any legal or other expenses reasonably incurred in connection with investigating or defending any such loss, liability, damage, or claim.

(b)	The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, Inc. (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. Of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker-Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

Item 31.    Principal Underwriters

PSD (formerly Pacific Mutual Distributors, Inc.) also acts as principal underwriter for Pacific Select Separate Account, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Separate Account A, Separate Account B and Pacific Select Fund.

NAME	POSITIONS AND OFFICES WITH UNDERWRITER
Edward R. Byrd	Director, VP, Chief Financial Officer
Gerald W. Robinson	Director, Chairman, Chief Executive Officer
Adrian S. Griggs	VP
M. Kathleen Hunter	VP
Brian D. Klemens	VP, Treasurer
Audrey L. Milfs	VP, Secretary
S. Kendrick Dunn	AVP, Compliance

The principal business address of each of the above individuals is c/o Pacific Life Insurance Company, 700 Newport Center Drive, Newport Beach, California 92660.

Compensation from the Registrant.

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Other Compensation
PSD	N/A	N/A	N/A	N/A

Item 32.    Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 33.    Management Services

Not applicable

Item 34.    Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(e) OF THE INVESTMENT COMPANY ACT OF 1940:  Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

5

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Pacific Select Exec Separate Account of Pacific Life Insurance Company, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned thereunto duly authorized in the City of Newport Beach, and State of California, on this 1st day of October, 2003.

PACIFIC SELECT EXEC SEPARATE ACCOUNT (Registrant) BY: PACIFIC LIFE INSURANCE COMPANY (Depositor)

By:
Thomas C. Sutton* Chief Executive Officer

*By:	/s/ SHARON A. CHEEVER
Sharon A. Cheever as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession No. 0001017062-02-000841, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Pacific Life Insurance Company certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 19 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized all in the City of Newport Beach, and State of California, on this 1st day of October, 2003.

BY: PACIFIC LIFE INSURANCE COMPANY (Registrant)

By:
Thomas C. Sutton* Chief Executive Officer

*By:	/s/ SHARON A. CHEEVER
Sharon A. Cheever as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession No. 0001017062-02-000841, and incorporated by reference herein.)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Thomas C. Sutton*	Director, Chairman of the Board and Chief Executive Officer	, 2003

Glenn S. Schafer*	Director and President	, 2003

Khanh T. Tran*	Director, Executive Vice President and Chief Financial Officer	, 2003

David R. Carmichael*	Director, Senior Vice President and General Counsel	, 2003

Audrey L. Milfs*	Director, Vice President and Corporate Secretary	, 2003

Edward Byrd*	Vice President and Controller	, 2003

Brian D. Klemens*	Vice President and Treasurer	, 2003

James T. Morris*	Executive Vice President	, 2003

*By:	/s/ SHARON A. CHEEVER	October 1, 2003
Sharon A. Cheever as attorney-in-fact

(Power of Attorney is contained as Exhibit 9 in Post-Effective Amendment No. 14 to the Registration Statement on Form S-6 for the Pacific Select Exec Separate Account, File No. 333-61135, Accession No. 0001017062-02-000841, and incorporated by reference herein.)